Details of Consolidated Statements of Cash Flows - Components of Cash and Cash Equivalents (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
Bank term deposits, bankers' acceptances and government paper	$ 1,058	$ 1,331
Cash	195	223
Cash and cash equivalents	$ 1,253	$ 1,554	$ 1,522	$ 1,325